Capital management	12 Months Ended
Nov. 30, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Captital management
23.	Capital management
The Company’s objective in managing its capital is to ensure a liquidity position sufficient to finance its business activities. The Company depends primarily on revenue generated by sales of
EGRIFTA SV
®
as well as sales of Trogarzo
®
in the United States, and, from time to time, on public offerings of securities in North America to finance its activities. In order to maintain or adjust its capital structure, the Company, upon approval by its Board of Directors, may issue or repay long-term debt, issue shares, repurchase shares, pay dividends or undertake other activities as deemed appropriate under the specific circumstances.
As at November 30, 2024, the Company’s cash deposit is subject to certain credit card arrangements allowing creditors to collateralized outstanding loaned values. In connection with a lease agreement, certain investments included in bonds and money market funds are restricted for an amount corresponding to the outstanding value of the letter of credit issued (note 25 (c)).
As at November 30, 2023, in addition to the credit card arrangements restrictions detailed above, the Company’s cash deposit and brokerage accounts is subject to control agreements relating to the Marathon Term Loan. Furthermore, the Company was required to maintain cash, cash equivalents and eligible short-term investments over time to range of $
15,000
to $
20,000
based on targeted Marathon Adjusted EBITDA.
As at November 30, 2024, cash, bonds and money market funds
amounted
to $9,836 (2023-$40,387).

Currently, the Company’s general
policy
on dividends is to retain cash to keep funds available to finance its growth.
The Company defines capital to include total equity and, prior to June 30, 2023, convertible unsecured senior notes.
The Company is not subject to any externally imposed capital requirements, except those disclosed in Note 16 in relation to the Long-term debt.